Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

18. Share-Based Compensation

Share incentive plan

On January 28, 2010, Shanghai Baozun’s board of directors approved the Share Incentive Plan of Shanghai Baozun (the "Shanghai Baozun Plan"). In conjunction with the Redomiciliation in 2014, the Group adopted the 2014 Share Incentive Plan ("2014 Plan") to replace Shanghai Baozun Plan. The board of directors have authorized issuance of up to 20,331,467 shares. The awards granted and outstanding under the Shanghai Baozun Plan will survive and remain effective and binding under the 2014 Plan.

On May 5, 2015, the Board of Directors of the Company approved 2015 Share Incentive Plan (“2015 Plan”) with issuance of up to 4,400,000 shares initially. In July 2016, the Group made amendment to the 2015 plan that if on December 31 of each year beginning in 2016, the unissued shares reserved under the 2015 Plan account for less than 1.5% of the then total issued and outstanding shares on an as-converted basis, then on the first day of the next calendar year, the number of shares reserved for future issuances under the 2015 Plan shall be automatically increased to 1.5% of the then total issued and outstanding shares. The shares that may be issued pursuant to the awards under the 2015 Plan are Class A ordinary shares. The term of the option under 2014 Plan and 2015 Plan shall not exceed ten years from the date of grant.

On March 3, 2016, the exercise price of 2,098,111 outstanding options, previously granted from February 6, 2015 to August 14, 2015, held by 38 employees were reduced from US$ 2.87 and US$ 1.5 to US$ 1.5 and US$ 0.0001, with other terms unchanged. In connection with the above modifications, incremental compensation cost was measured as the excess of the fair value of the modified options over the fair value of the original options immediately before their terms were modified, measured based on the share price and other pertinent factors at the modification date. The total incremental cost associated with the modification was RMB3,432, of which RMB956 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of RMB2,476 will be recognized over a weighted-average period of 2.89 years.

On February 23, 2017, the exercise price of 1,306,743 outstanding options, previously granted on February 6, 2015, held by 6 employees were reduced from US$ 1.5 to US$0.0001, with other terms unchanged. In connection with the above modifications, incremental compensation cost was measured as the excess of the fair value of the modified options over the fair value of the original options immediately before their terms were modified, measured based on the share price and other pertinent factors at the modification date. The total incremental cost associated with the modification was RMB12,347, of which RMB6,321 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of RMB6,026 were recognized over a weighted-average period of 1.95 years.

No more share option was granted during the years ended December 31, 2017, 2018 and 2019.

Share options

A summary of option activity during the year ended December 31, 2019 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		RMB		RMB
Outstanding, as of January 1, 2019	3,020,550	1.0	5.6	199,056

Granted	—
Forfeited	(2,804)
Expired	—
Exercised	(770,559)

Outstanding, as of December 31, 2019	2,247,187	0.6	4.7	171,306

Vested and expected to vest as of December 31, 2019	2,247,187	0.6	4.7	171,306
Exercisable as of December 31, 2019	2,247,187	0.6	4.7	171,306

The aggregate intrinsic values of options exercised during the years ended December 31, 2017, 2018 and 2019 were 269,696, 476,741 and 75,373, respectively. All the options have been vested as of December 31, 2019.

Restricted share units

Under the 2015 Plan, the Group granted 1,124,109 restricted share units to certain employees and senior management in 2019 and vest over 1 to 4 years. A summary of the restricted share units activities under the 2015 Plan during the year ended December 31, 2019 is presented below:

	Number of
	restricted share	Weighted-Average
	units	Grant-Date Fair Value
		RMB
Outstanding, as of December 31, 2018	4,471,816	40.09

Granted	1,124,109	87.08
Vested	(2,208,169)	36.98
Forfeited	(867,201)	41.01

Outstanding and unvested, as of December 31, 2019	2,520,555	61.05

As of December 31, 2019, there was RMB115,041 in unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted share units, which is expected to be recognized over a weighted-average period of 2.58 years.

The Group recorded compensation expenses of RMB58,231, RMB75,862 and RMB75,183 for both share options and restricted share units for the years ended December 31, 2017, 2018 and 2019, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Fulfillment	2,904	5,831	9,839
Sales and marketing	20,363	28,346	22,209
Technology and content	13,822	13,445	9,817
General and administrative	21,142	28,240	33,318

	58,231	75,862	75,183